Legal Proceedings	1 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings

Note 4 – LEGAL PROCEEDINGS

From time to time, the Company may become involved in minor trade, employment and other operational disputes, none of which have or are expected to have a material impact on the current or future financial statements or operations.